23. Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Debentures Tables Abstract
Debentures

		Issue	Number of	Maturity		Annual rate p.y.
Issue	Company	Date	installment	initial	final	(interest)	Principal	12.31.2018	12.31.2017
(1) 5th	Copel	05.13.2014	3	05.13.2017	05.13.2019	111.5% of DI	1,000,000	336,139	672,537
(2) 6th	Copel	06.28.2017	1	-	06.28.2019	117.0% of DI	520,000	585,540	542,944
(3) 7th	Copel	01.19.2018	2	01.19.2020	01.19.2021	119.0% of DI	600,000	616,401	-
(4) 1st	Copel GeT	05.15.2015	3	05.15.2018	05.15.2020	113.0% of DI	1,000,000	695,328	1,059,822
(5) 2nd	Copel GeT	07.13.2016	2	07.13.2018	07.13.2019	121.0% of DI	1,000,000	514,993	1,037,570
(6) 3rd	Copel GeT	10.20.2017	3	10.20.2020	10.20.2022	126.0% of DI	1,000,000	1,003,715	999,442
(7) 4th	Copel GeT	07.23.2018	3	07.23.2021	07.23.2023	126.0% of DI	1,000,000	1,017,858	-
(8) 5th	Copel GeT	09.25.2018	5	09.15.2021	09.15.2025	IPCA + 7.6475%	290,000	286,199	-
(9) 2nd	Copel DIS	10.27.2016	2	10.27.2018	10.27.2019	124.0% of DI	500,000	250,943	502,179
(10) 3rd	Copel DIS	10.20.2017	2	10.20.2021	10.20.2022	126.0% of DI	500,000	502,640	501,810
(11) 4th	Copel DIS	09.27.2018	3	09.27.2021	09.27.2023	DI + spread 2.70%	1,000,000	1,003,524	-
(12) 1st	Copel TEL	10.15.2015	5	10.15.2020	10.15.2024	IPCA + 7.9633%	160,000	186,783	184,506
(13) 2nd	Copel TEL	07.15.2017	1	-	07.15.2022	IPCA + 5.4329%	220,000	232,131	215,675
(14) 2nd	(a)	03.24.2016	192	08.15.2016	07.15.2032	TJLP + 2.02%	147,575	128,243	135,662
(15) 2nd	(a)	03.24.2016	192	08.15.2016	07.15.2032	IPCA + 9.87%	153,258	140,043	145,786
(16) 2nd	Elejor	09.26.2013	60	10.26.2013	09.26.2018	DI + Spread 1.00%	203,000	-	30,370
(17) 1st	Compagás	12.16.2013	40	09.15.2015	12.15.2018	TJLP+1.7% p.y.+1.0%	66,626	-	19,214
(18) 2nd	Compagás	04.15.2016	54	07.15.2017	12.15.2021	TJLP/Selic + 2.17%	33,620	17,651	23,461
								7,518,131	6,070,978
							Current	2,184,881	1,632,062
							Noncurrent	5,333,250	4,438,916
(a) Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV e Ventos de Santo Uriel.

Characteristics:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (16) Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476.
(14) Simple debentures, 1st serie, issued privately and not convertible into shares.
(15) Simple debentures, 2nd serie, issued privately and not convertible into shares.
(17) (18) Simple floating debentures, issued privately in a single series and not convertible into shares.

Finance charges:
(1) Half-yearly interest - May and November.
(2) Interest on the maturity of the agreement - June
(3) (7) (13) Half-yearly interest - January and July.
(4) Annual interest - May.
(5) Annual interest - July.
(6) (10) (12) Half-yearly interest - April and October.
(8) (11) Half-yearly interest - March and September.
(9) Annual interest - October.
(14) (15) (16) Monthly interest.
(17) (18) Quarterly interest - March, June, September and December.

Allocation:
(1) (2) (3) (4) (5) (6) (9) (10) Working capital or used to make investments in the issuer.
(7) Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.
(8) Reimbursement of expenses related to the Construction Project of the Transmission Lines in: Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.
(11) Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.
(12) (13) Deployment, expansion and modernization of the telecommunication network.
(14) (15) Implementation of wind farms and associated transmission systems.
(16) Full settlement of the loan agreement with Copel.
(17) (18) Fund investment plan of the issuer.

Collaterals:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (16) Personal guarantee
(14) (15) Real and personal guarantee and pledge of Copel Geração e Transmissão's shares.
(17) (18) Floating

Guarantor:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15) Copel.
(16) Copel, at the ratio of 70% and Paineira Participações S.A., at the ratio of 30%.
(17) (18) Compagás.

Trustee:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (16) Pentágono S.A. DTVM.
(14) (15) None.
(17) (18) BNDES Participações S.A. - BNDESPAR.

Maturity of Noncurrent Installments

12.31.2018
2020	995,390
2021	1,631,912
2022	1,588,014
2023	784,214
2024	128,112
After 2024	205,608
5,333,250

Changes in Debentures

Balance as of January 1, 2017	4,790,809
Funding	2,242,521
Charges and monetary variations	575,468
Amortization - principal	(915,005)
Payment - charges	(622,815)
Balance as of December 31, 2017	6,070,978
Funding	2,890,283
Charges and monetary variations	549,539
Amortization - principal	(1,491,667)
Payment - charges	(501,002)
Balance as of December 31, 2018	7,518,131

Financial Covenants

Company	Contract	Annual financial index	Limit
Copel	5th issue de Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	≤ 3.5 ≥ 1.5
6th issue de Debentures
7th issue de Debentures
Copel GeT	1st issue de Debentures
2nd issue de Debentures
3rd issue de Debentures
4th issue de Debentures
5th issue de Debentures
Copel DIS	2nd issue de Debentures
3rd issue de Debentures
4th issue de Debentures
Copel TEL	1st issue de Debentures
2nd issue de Debentures
Compagás	1st issue de Debentures	Net debt / EBITDA	≤ 3.5
	2nd issue de Debentures	General Indebtedness	≤ 0.7
Nova Asa Branca I	2nd issue de Debentures	Debt service coverage ratio	≥ 1.3
Nova Asa Branca II
Nova Asa Branca III
Nova Eurus IV
Ventos de Santo Uriel

Borrowing Amounts Recognized

Amounts recognized in liabilities, under Post-employment Benefits, are summarized below:

	12.31.2018	12.31.2017
Pension plans	1,149	1,069
Healthcare plans	967,614	865,034
	968,763	866,103
Current	58,478	53,225
Noncurrent	910,285	812,878

Amounts recognized in the statement of income are shown below:

	12.31.2018	12.31.2017	12.31.2016
Employees
Pension plans	78,209	78,680	75,407
Healthcare plan - post employment	97,866	97,511	129,647
Healthcare plan - active employees	86,580	81,617	75,578
(-) Transfers to construction in progress	(20,630)	(21,901)	(22,268)
	242,025	235,907	258,364
Management
Pension plans	1,598	1,500	-
Healthcare plan	127	190	1,175
	1,725	1,690	1,175
	243,750	237,597	517,903